Note 14 - Employee Benefits - Stock Options Outstanding by Grant Date (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding, shares (in shares)	19,750	29,324	31,949
Outstanding, weighted average exercise price (in dollars per share)	$ 20.94	$ 23.67
Exercisable, December 31 (in shares)	19,750
Exercisable, December 31 (in dollars per share)	$ 20.94
Exercise Price Range 1 [Member]
Exercise price (in dollars per share)	$ 23
Outstanding, shares (in shares)	12,300
Outstanding, contractual average life (Year)	310 days
Outstanding, weighted average exercise price (in dollars per share)	$ 23
Exercisable, December 31 (in shares)	12,300
Exercisable, December 31 (in dollars per share)	$ 23
Exercise Price Range 2 [Member]
Exercise price (in dollars per share)	$ 17.55
Outstanding, shares (in shares)	7,450
Outstanding, contractual average life (Year)	3 years 127 days
Outstanding, weighted average exercise price (in dollars per share)	$ 17.55
Exercisable, December 31 (in shares)	7,450
Exercisable, December 31 (in dollars per share)	$ 17.55
Exercise Price Range 3 [Member]
Exercise price (in dollars per share)
Outstanding, shares (in shares)	19,750
Outstanding, contractual average life (Year)
Outstanding, weighted average exercise price (in dollars per share)
Exercisable, December 31 (in shares)	19,750
Exercisable, December 31 (in dollars per share)